UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

H. Bruce Bond
301 West Roosevelt Road
Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments for the nine-month period ended July 31, 2009 is set forth below.

	PowerShares India Portfolio
	July 31, 2009 (Unaudited)

	Number of
	Shares		Value
		India Common Stocks – 99.9%
		Consumer Discretionary – 3.7%
	54,755	Hero Honda Motor, Ltd.	$1,832,595
	736,775	ITC, Ltd.	3,881,630
	328,147	Tata Motors, Ltd.	2,887,283
			8,601,508

		Consumer Staples – 5.4%
	1,789,131	Hindustan Unilever, Ltd.	10,767,323
	33,211	Nestle India, Ltd.	1,530,598
			12,297,921

		Energy – 27.6%
	125,219	Bharat Petroleum Corp., Ltd.	1,239,773
	583,076	Cairn India, Ltd.*	2,890,874
	468,803	Essar Oil, Ltd.*	1,479,340
	286,506	Gail India, Ltd.	1,990,345
	555,311	Indian Oil Corp., Ltd.	6,331,907
	867,715	Oil and Natural Gas Corp., Ltd.	21,192,447
	458,170	Reliance Industries, Ltd.	18,866,635
	1,653,167	Reliance Natural Resources, Ltd.*	2,897,478
	2,524,335	Reliance Petroleum, Ltd.*	6,440,394
			63,329,193

		Financial Services – 14.3%
	195,598	Axis Bank, Ltd.	3,738,679
	220,474	DLF, Ltd.	1,824,288
	212,306	HDFC Bank, Ltd.	6,650,610
	76,654	Housing Development Finance Corp., Ltd.	4,083,491
	293,529	ICICI Bank, Ltd.	4,665,196
	1,198,604	Infrastructure Development Finance Co., Ltd.	3,377,337
	150,918	Reliance Capital, Ltd.	2,807,464
	86,946	State Bank of India	3,307,990
	1,272,147	Unitech, Ltd.	2,411,395
			32,866,450

		Health Care – 3.1%
	488,053	Cipla, Ltd.	2,808,454
	101,338	Dr. Reddy's Laboratories, Ltd.	1,735,534
	99,896	Sun Pharmaceutical Industries, Ltd.	2,455,240
			6,999,228

		Industrials – 9.4%
	59,972	Bharat Heavy Electricals, Ltd.	2,801,240
	572,627	GMR Infrastructure, Ltd.*	1,706,580
	542,881	Jaiprakash Associates, Ltd.	2,726,749
	137,938	Larsen & Toubro, Ltd.	4,353,086
	120,330	Mundra Port and Special Economic Zone, Ltd.	1,505,239
	166,927	Reliance Infrastructure, Ltd.	4,225,270
	154,497	Siemens India, Ltd.	1,548,832
	205,145	Sterlite Industries (India), Ltd.	2,765,806
			21,632,802

		Information Technology – 14.8%
	527,895	Infosys Technologies, Ltd.	22,665,912
	564,026	Tata Consultancy Services	6,182,165
	494,278	Wipro, Ltd.	5,060,049
			33,908,126

		Materials – 6.4%
	634,591	Ambuja Cements, Ltd.	1,448,211
	198,044	Hindustan Zinc, Ltd.	2,875,183
	74,896	Jindal Steel & Power, Ltd.	4,605,463
	430,506	Sesa Goa, Ltd.	2,171,293
	1,014,418	Steel Authority of India, Ltd.	3,696,487
			14,796,637

		Telecommunication Services – 9.1%
	1,164,516	Bharti Airtel, Ltd.	10,038,749
	1,090,525	Idea Cellular, Ltd.*	1,807,945
	1,307,263	Reliance Communications, Ltd.	7,554,545
	145,007	Tata Communication, Ltd.	1,527,294
			20,928,533

		Utilities – 6.1%
	1,413,724	NTPC, Ltd.	6,413,179
	1,161,692	Power Grid Corporation of India, Ltd.	2,854,812
	672,200	Reliance Power, Ltd.*	2,370,400
	81,079	Tata Power Co., Ltd.	2,246,952
			13,885,343

		Total India Common Stocks
		(cost: $191,722,607)	229,245,741

	Face
	Value
		Short-Term Instruments – 2.1%
		Time Deposit – 2.1%
		Wells Fargo (Grand Cayman)
	$4,811,775	0.03%, 8/03/09	4,811,775

		Total Short-Term Instruments
		(cost: $4,811,775)	4,811,775

		Total Investments – 102.0%
		(Cost $196,534,382) (a)	$234,057,516
		Liabilities, less cash and other assets – (2.0)%	(4,629,321)
		Net Assets – 100.0%	$229,428,195

*	Non-income producing security.
(a)	At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $196,534,382. The net
	unrealized appreciation was $37,523,134 which consisted of aggregate gross unrealized appreciation of $43,198,759
	and aggregate gross unrealized depreciation of $5,675,625.

	The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.
Based on the inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.

Level 2	-
Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-
Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered input levels, as of the end of the reporting period, July 31, 2009.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$-	$229,245,741	$-	$229,245,741
Short-term Investments	-	4,811,775	-	4,811,775

Total Investments	$-	$234,057,516	$-	$234,057,516

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's Chief Executive Officer and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By: /s/ H. Bruce Bond
H. Bruce Bond
President (Principal Executive Officer)
Date:   September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ H. Bruce Bond
H. Bruce Bond
President (Principal Executive Officer)
Date:   September 28, 2009

By: /s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer (Principal Financial Officer)
Date:   September 28, 2009